Accounts receivable and other receivables	12 Months Ended
Mar. 28, 2026
Receivables [Abstract]
Accounts receivable and other receivables
4.	Accounts receivable and other receivables:
Accounts receivable, net of allowance for credit losses, at March 28, 2026 and March 29, 2025 consist of the following:

	As of
	March 28, 2026	March 29, 2025
	(In thousands)
Customer trade receivables	$2,536	$3,886
Other receivables	1,820	2,722

	$4,356	$6,608

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 25, 2023	$1,254
Provision for credit losses	555
Net write offs	(433)

Balance March 30, 2024	$1,376
Provision for credit losses	122
Net write offs	(501)

Balance March 29, 2025	$997
Provision for credit losses	617
Net write offs	(682)

Balance March 28, 2026	$932

Other receivables mainly relate to tenant allowances receivable from certain landlords and indirect taxes.
Certain sales plans relating to customers’ use of Birks credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year.
The receivables repayable within a timeframe exceeding one year included under such plans amounted to approximately $
1.4
 million and $
1.1
 million at March 28, 2026 and March 29, 2025, respectively, which are not included in customer trade receivables outlined above and are included in long-term receivables on the Company’s balance sheet.

The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables excluding the allowance for doubtful accounts as at March 28, 2026:

	Current	1 – 30 days past due	31 – 60 days past due	61 – 90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$3,491	$44	$30	$73	$1,191	$4,829
Other receivables	983	25	9	15	788	1,820

	$4,474	$69	$39	$88	$1,979	$6,649

The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables excluding the allowance for doubtful accounts as at March 29, 2025:

	Current	1 – 30 days past due	31 – 60 days past due	61 – 90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$4,678	$107	$64	$43	$1,076	$5,968
Other receivables	1,401	218	38	31	1,034	2,722

	$6,079	$325	$102	$74	$2,110	$8,690